NET REVENUE FROM SALES (Tables)	12 Months Ended
Dec. 31, 2022
Net Revenue From Sales
Schedule of net sales revenue

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Gross revenue
Domestic market	30,343,033	29,724,648	16,652,801
Foreign market	20,691,181	25,090,313	17,396,259
	51,034,214	54,814,961	34,049,060
Deductions
Sales returns, discounts and rebates	(371,189)	(272,842)	(248,821)
Taxes on sales	(6,300,905)	(6,630,080)	(3,736,219)
	(6,672,094)	(6,902,922)	(3,985,040)
Net revenue	44,362,120	47,912,039	30,064,020